PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Summary of prepayments and other current assets, net

	As of December 31, 2024	As of December 31, 2025
Prepaid mining machine hosting expenses	25,004,141	3,550,921
Inventory	—	628,914
Prepayments for vehicles	—	375,166
Interest receivables	1,877,373	—
Others	84,695	2,344,351
Prepayments and other current assets	26,966,209	6,899,352
Less: allowance for prepayments and other current assets	—	(63,753)
Prepayments and other current assets, net	26,966,209	6,835,599